Earnings/(loss) per share - Disclosure of reconciliation of diluted earnings per share (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Owners of the parent	€ (22,368)	€ 5,473	€ 18,596
Weighted average number of shares outstanding for diluted earnings per share (in shares)	2,886,684	2,975,820	3,132,458
Weighted average number of shares outstanding (in shares)	2,886,684	2,949,652	3,107,725
Number of shares deployable for share-based compensation (in shares)	0	26,168	24,733
Diluted earnings per share (in EUR per share)	€ (7.75)	€ 1.84	€ 5.94